N-2	Oct. 04, 2023
Cover [Abstract]
Entity Central Index Key	0001495222
Amendment Flag	true
Amendment Description	The purpose of this Pre-Effective Amendment No. 2 to the Registration Statement under the Securities Act of 1933, as amended, on Form N-2, is to file and add additional exhibits. Accordingly, this Pre-Effective Amendment No. 2 consists only of the facing page, this explanatory note and Part C of the Registration Statement. The prospectus is unchanged and has been omitted.
Entity Inv Company Type	N-2
Securities Act File Number	333-272286
Investment Company Act File Number	811-22432
Document Type	N-2/A
Document Registration Statement	true
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	34
Entity Registrant Name	OXFORD LANE CAPITAL CORP.
Entity Address, Address Line One	8 Sound Shore Drive, Suite 255
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830
City Area Code	(203)
Local Phone Number	983-5275
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	true
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	true
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	8 Sound Shore Drive, Suite 255
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830
Contact Personnel Name	Jonathan H. Cohen